Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Commitments and contingencies
Note 29 - Commitments and contingencies
Commitments
As of December 31, 2023, commitments to acquire PPE and intangible assets were $42,288 and $31,338, respectively. As of December 31, 2022, commitments to acquire PPE and intangible assets were $40,720 and $33,210, respectively. These commitments are contractual obligations to invest in PPE, intangible assets for the production of upcoming vehicle models Polestar 3, Polestar 4, Polestar 5 and Polestar 6. As of December 31, 2023, Polestar also has a capital injection commitment related to the investment in Polestar Technology amounting to $68,600. Refer to Note 10 - Investment in associates for more details on the investment in Polestar Technology.
Polestar has contractual obligations with certain suppliers including a non-cancellable commitment, an agreed minimum purchase volume, or an agreement minimum sales volume. In the event of a shortfall in purchases, a shortfall in sales, or Polestar´s decision to terminate such contracts, these suppliers are entitled to compensation from Polestar. The amounts in the table below represent Polestar´s future commitments as of December 31, 2023:

	Total	Less than 1 year	Between 1-5 years	After 5 years
PS2 battery purchase volume commitments	19,448	19,448	—	—
Logistics service commitments	57,108	57,108	—	—
PS3 and PS4 purchase volume commitments[1]	277,496	277,496	—	—
PS4 sales volume commitments	83,842	14,903	61,439	7,500
Other commitments	5,463	5,463	—	—
Total	$443,357	$374,418	$61,439	$7,500
1 - The PS3 manufacturing agreement with Volvo Cars was signed on January 8, 2024, however commitments related to the agreement existed as of December 31, 2023 based on the terms in the agreement governing Polestar's sale of PS3 Tooling and Equipment to Geely that was signed on December 8, 2023. Refer to Note 27 - Related party transactions and Note 30 - Subsequent events for further details.
Contingencies
In the normal course of business, the Group is subject to contingencies related to legal proceedings, claims, and other assessments that cover a wide range of matters. Liabilities for such contingencies are not recorded until it is probable that a present obligation exists and the amount of the obligation can be estimated reliably. However, contingencies are disclosed when the potential financial effect could be material. As of December 31, 2023 and 2022, the Group did not have any material contingencies